DISPOSAL OF TJBIO SHANGHAI (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Summary of Reconciliation Amounts of Major Classes of Loss from Operations and Assets and Liabilities Classified as Discontinued Operations

The following is a reconciliation of the amounts of major classes of loss from operations classified as discontinued operations in the consolidated statements of comprehensive loss for the year ended December 31, 2024, 2023, and 2022:

	Year Ended December 31,
	2024	2023	2022
Discontinued Operations:
Revenue	$—	$3,286	$(31,237)
Cost of revenues	—	—	(4,031)
Research and development expenses	(12,013)	(93,443)	(112,171)
Administrative expenses	3,331	(36,045)	(90,941)
Interest income	132	1,447	925
Other income (expenses), net	1,664	(820)	7,638
Equity in income (loss) of affiliate	(12)	63	(33)
Net loss from discontinued operations	$(6,898)	$(125,512)	$(229,850)

The following is a reconciliation of the amounts of major classes of assets and liabilities classified as discontinued operations in the balance sheet as of December 31, 2023:

As of December 31,
2023
Assets
Current assets of discontinued operations
Cash and cash equivalents	$10,843
Prepayments and other receivables	4,839
Total current assets of discontinued operations	15,682
Non-current assets of discontinued operations
Long-term restricted cash	8,318
Property, equipment and software	3,378
Operating lease right-of-use assets	2,774
Intangible assets	16,676
Investments accounted for using the equity method	1,706
Other non-current assets	356
Total non-current assets of discontinued operations	33,208
Total assets of discontinued operations	$48,890

Liabilities and shareholders’ equity
Current liabilities of discontinued operations
Short-term bank borrowings	$4,231
Accruals and other payables	42,662
Contract liabilities, current	311
Operating lease liabilities, current	2,465
Total current liabilities of discontinued operations	49,669
Non-current liabilities of discontinued operations
Contract liabilities, non-current	41,245
Other non-current liabilities	9,730
Total non-current liabilities of discontinued operations	50,975
Total liabilities	$100,644